CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	3 Months Ended
Mar. 31, 2025
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	March 31, 2025	December 31, 2024
	US$’000	US$’000

Cash and bank balances	1,005,450	1,127,115
Less: Pledged deposits	(70)	(70)
Time deposits	(563,678)	(840,296)

Cash and cash equivalents	441,702	286,749

Denominated in USD	401,938	230,833
Denominated in RMB	15,116	19,334
Denominated in EUR	24,648	36,582

Cash and cash equivalents	441,702	286,749
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $15.1 million and $19.3 million in the consolidated statements of financial position as at March 31, 2025 and December 31, 2024, respectively. The RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
Cash and cash equivalents earn interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.